Related Party Notes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Interest Expense	$ 44,901	$ 0	$ 0	$ 0
Company Interest Expense from Notes including amortization of discount	$ 262,613	$ 160,089	3,499	$ 345,239
LSW Holdings Note One
Note Payable			$ 79,000
Note payable conversion rate			50.00%
LSW Holdings Note Two
Note Payable			$ 100,000
Note payable conversion rate			50.00%